Supplemental Quarterly Financial Data - Supplemental Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			36 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues and other	$ 3,446	$ 3,900	$ 4,268	$ 3,946	$ 4,259	$ 4,055	$ 3,850	$ 4,400	$ 15,560	$ 16,564	$ 16,451	$ 16,564
Expenses	3,217	3,464	3,231	3,168	3,574	3,875	3,502	3,626	11,156	11,724	8,387	14,577
Net income from continuing operations including noncontrolling interest	229	436	1,037	778	685	180	348	774	2,480	1,987	4,572	1,987
Net income (loss) from discontinued operations, net of tax	1	(130)	(2)	(61)	(17)	0	8	23	(192)	14	12	14
Net income including noncontrolling interest	230	306	1,035	717	668	180	356	797	2,288	2,001	4,584	2,001
Net income attributable to common stock	$ 174	$ 300	$ 1,016	$ 698	$ 649	$ 161	$ 337	$ 778	$ 2,188	$ 1,925	$ 4,508	$ 1,925
Basic net income per common share:
Net income from continuing operations	$ 0.40	$ 1.08	$ 2.60	$ 1.94	$ 1.70	$ 0.41	$ 0.84	$ 1.96	$ 6.02	$ 4.91	$ 11.72	$ 4.91
Net income (loss) from discontinued operations	$ 0.01	$ (0.33)	$ (0.01)	$ (0.16)	$ (0.05)		$ 0.03	$ 0.06	$ (0.49)	$ 0.04	$ 0.03	$ 0.04
Net income per share	$ 0.41	$ 0.75	$ 2.59	$ 1.78	$ 1.65	$ 0.41	$ 0.87	$ 2.02	$ 5.53	$ 4.95	$ 11.75	$ 4.95
Diluted net income per common share:
Net income from continuing operations	$ 0.45	$ 1.08	$ 2.54	$ 1.91	$ 1.70	$ 0.41	$ 0.84	$ 1.94	$ 5.97	$ 4.89	$ 11.44	$ 4.89
Net income (loss) from discontinued operations		$ (0.33)		$ (0.15)	$ (0.05)		$ 0.02	$ 0.06	$ (0.47)	$ 0.03	$ 0.03	$ 0.03
Net income per share	$ 0.45	$ 0.75	$ 2.54	$ 1.76	$ 1.65	$ 0.41	$ 0.86	$ 2.00	$ 5.50	$ 4.92	$ 11.47	$ 4.92